EMPLOYEE BENEFIT PLANS - Major Assumptions Used in Determining the Benefit Obligation and Net Cost for Pension Plans (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Benefit Obligation
Projected benefit obligation	4.30%	4.30%
Interest cost	0.00%	0.00%
Service cost	0.00%	0.00%
Salary scale	2.60%	2.20%
Expected return on plan assets	0.00%	0.00%
Net Costs
Projected benefit obligation	4.30%	4.20%	2.10%
Interest cost	4.20%	4.10%	1.90%
Service cost	4.50%	4.50%	2.80%
Salary scale	2.20%	2.40%	3.10%
Expected return on plan assets	6.30%	5.70%	5.00%